Supplement dated October 14, 2005 to the Minnesota Life Variable Universal Life Account Prospectus dated April 29, 2005

The Section captioned ?Fidelity VIP? on the inside cover page of the prospectus is supplemented as follows:

Effective October 15, 2005, contributions may be allocated to the following portfolios:

Fidelity VIP

*	VIP Aggressive Growth Portfolio:  Initial Class Shares
*	VIP Asset Manager Portfolio: Initial Class Shares
*	VIP Asset Manager: Growth Portfolio: Initial Class Shares
*	VIP Balanced Portfolio: Initial Class Shares
*	VIP Contrafund? Portfolio: Initial Class Shares
*	VIP Dynamic Capital Appreciation Portfolio:  Initial Class Shares
*	VIP Equity-Income Portfolio: Initial Class Shares
*	VIP Growth Portfolio: Initial Class Shares
*	VIP Growth & Income Portfolio: Initial Class Shares
*	VIP Growth Opportunities Portfolio: Initial Class Shares
*	VIP Growth Stock Portfolio:  Initial Class Shares
*	VIP High Income Portfolio: Initial Class Shares
*	VIP Index 500 Portfolio: Initial Class Shares
*	VIP Investment Grade Bond Portfolio: Initial Class Shares
*	VIP Mid Cap Portfolio: Initial Class Shares
*	VIP Money Market Portfolio: Initial Class Shares
*	VIP Overseas Portfolio: Initial Class Shares
*	VIP Real Estate Portfolio:  Initial Class Shares
*	VIP Strategic Income Portfolio:  Initial Class Shares
*	VIP Value Portfolio:  Initial Class Shares
*	VIP Value Strategies Portfolio:  Initial Class Shares

This supplement should be retained for future reference.
F63613 10-2005